PIMCO Funds

Supplement Dated December 3, 2010 to the Prospectuses for:

Bond Funds – Class A, Class B, Class C and Class R (dated July 31, 2010) and

Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D

(dated July 31, 2010), each as supplemented and revised from time to time

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund,

PIMCO Short-Term Fund and PIMCO Treasury Money Market Fund (the “Funds”)

Effective January 1, 2011, Jerome Schneider will be the portfolio manager of the Funds. Therefore, effective immediately, the disclosure in each “Investment Adviser/Portfolio Manager” section of the Fund Summaries relating to the Funds is supplemented by adding the following:

Effective January 1, 2011, Jerome Schneider will manage the Fund’s portfolio. Mr. Schneider is an Executive Vice President of PIMCO.

Also, effective January 1, 2011, the section of the “Management of the Funds-Individual Portfolio Managers” section relating to the Funds is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Government Money Market PIMCO Money Market PIMCO Short-Term PIMCO Treasury Money Market	Jerome Schneider	1/11 1/11 1/11 1/11	Executive Vice President, PIMCO. He joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP_120310

PIMCO Funds

Supplement Dated December 3, 2010 to the

Statement of Additional Information (dated July 31, 2010),

as supplemented and revised from time to time

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund,

PIMCO Short-Term Fund and PIMCO Treasury Money Market Fund (the “Funds”)

Effective January 1, 2011, Jerome Schneider will be the portfolio manager of the Funds. Therefore, effective January 1, 2011, all references to the portfolio manager of the Funds in the table beginning on page 80 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Schneider[15]
Registered Investment Companies	3	$41,428	0	N/A
Other Pooled Investment Vehicles	2	$3,181	0	N/A
Other Accounts	12	$4,878	0	N/A

[15]

As of January 1, 2011, Mr. Schneider manages the PIMCO Money Market Fund, which had $460 million in total assets under management as of March 31, 2010, the PIMCO Short-Term Fund, which had $11,031 million in total assets under management as of March 31, 2010, the PIMCO Government Money Market, which had $94 million in total assets under management as of March 31, 2010 and the PIMCO Treasury Money Market Fund, which has not commenced operations as of December 3, 2010.

In addition, effective January 1, 2011, the paragraph immediately preceding the above table is supplemented with the following:

Effective January 1, 2011, Jerome Schneider will be the portfolio manager of the PIMCO Government Money Market Fund, PIMCO Money Market Fund, PIMCO Short-Term Fund and PIMCO Treasury Money Market Fund. Information pertaining to accounts managed by Mr. Schneider is as of June 30, 2010.

Additionally, effective January 1, 2011, the section of the table beginning on page 86 in the subsection titled “Portfolio Managers—Securities Ownership” relating to the Funds is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Schneider[3]	PIMCO Government Money Market Fund PIMCO Money Market Fund PIMCO Short-Term Fund PIMCO Treasury Money Market Fund	None None None None

[3]

As of January 1, 2011, Mr. Schneider manages the PIMCO Government Money Market Fund, PIMCO Money Market Fund, PIMCO Short-Term Fund and PIMCO Treasury Money Market Fund. As of June 30, 2010, to the best of the Trust’s knowledge, Mr. Schneider did not own any shares of these Funds.

Investors Should Retain This Supplement For Future Reference

PIMCO_SAI_120310